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FOUNDED 1866

February 14, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock All-Cap Energy & Resources Portfolio (“All-Cap Energy & Resources”) and BlackRock Energy & Resources Portfolio (“Energy & Resources”, and together with All-Cap Energy & Resources, the “Funds”), each a series of BlackRock FundsSM

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Service Shares Prospectus for Energy & Resources and the Class R Shares Prospectus of All-Cap Energy & Resources and Energy & Resources, each dated January 27, 2017, as filed pursuant to Rule 497(c) under the Securities Act of 1933, on February 1, 2017 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

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